Income Taxes - Schedule of Reconciliations of Tax Expense (Benefit) Based on the US Federal Statutory Rate with Actual Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory tax rate	$ (594)	$ (13,000)
State taxes, net of federal tax expense (benefit)	(1,167)	(298)
Change in valuation allowance	1	0
Partnership C-Corp federal rate differential	529	13,000
Corporate DTA remeasurements	3,714	0
Partnership tax attribute write-offs	1,416	0
Provision to return	138	0
Other	26	0
Net deferred tax expense (benefit)	$ 4,063	$ (298)